COMMITMENTS AND CONTINGENCIES (Detail Textuals 1) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 04, 2019	Sep. 06, 2018	Dec. 26, 2018	Jul. 16, 2018	Dec. 31, 2018	Dec. 31, 2016
Other Commitments [Line Items]
Maximum value of ordinary shares sold					$ 4,103,479
Proceeds from ordinary shares sold						$ 27,692
IPO
Other Commitments [Line Items]
Public offering price			$ 5
Proceeds from ordinary shares sold			$ 6,207,295
Underwriter Warrants | Subsequent event
Other Commitments [Line Items]
Warrants issued	126,082
Network 1 Financial Securities, Inc. ("NETW") | IPO
Other Commitments [Line Items]
Maximum value of ordinary shares sold		$ 6,000,000
Description of underwriting discount and spread		The Company agrees to pay NETW an underwriting discount or spread of seven percent (7%) of the gross proceeds from investors introduced by NETW and five percent (5%) of the gross proceeds from investors introduced by NETW.
Percentage of gross proceeds of offering as corporate finance fee		2.00%
Maximum reimbursement out of pocket expenses related to offering		$ 75,000
Ordinary shares sold (in shares)			1,241,459
Proceeds from ordinary shares sold			$ 6,207,295
Network 1 Financial Securities, Inc. ("NETW") | Subsequent event | IPO
Other Commitments [Line Items]
Ordinary shares sold (in shares)	19,361
Network 1 Financial Securities, Inc. ("NETW") | Underwriter Warrants | IPO
Other Commitments [Line Items]
Percentage of total number of ordinary shares sold as warrants granted			10.00%
Warrants expiration period			5 years
Percentage of public offering price as warrants exercise price			125.00%
Public offering price			$ 5
Period for registration rights			5 years
Investor Relations Agreement | Ascent Investor Relations Inc.
Other Commitments [Line Items]
Consideration paid per month before listed in the market of Nasdaq				$ 4,140
Consideration paid per month after listed in the market of Nasdaq				$ 7,820